Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
15. Earnings Per Share
     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2010	2009	2008
Numerator for basic and diluted earnings per share — net income attributable to common stockholders	$106,882	$171,190	$260,098

Denominator for basic earnings per share — weighted average shares	127,656	114,207	93,732
Effect of dilutive securities:
Employee stock options	125	—	82
Non-vested restricted shares	420	405	443
Convertible senior unsecured notes	7	—	52

Dilutive potential common shares	552	405	577
Denominator for diluted earnings per share — adjusted weighted average shares	128,208	114,612	94,309

Basic earnings per share	$0.84	$1.50	$2.77

Diluted earnings per share	$0.83	$1.49	$2.76

     The diluted earnings per share calculations exclude the dilutive effect of 280,000, 351,000 and 0 stock options for the years ended December 31, 2010, 2009 and 2008, respectively, because the exercise prices were more than the average market price. The outstanding convertible senior unsecured notes were not included in the 2009 calculations as the effect of the conversions into common stock was anti-dilutive for that period. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 were excluded from the calculation for 2010 as the effect of the conversions was anti-dilutive.